Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.00538%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,512,282.06

Principal:
Principal Collections	$20,005,329.73
Prepayments in Full	$8,555,991.67
Liquidation Proceeds	$294,617.24
Recoveries	$2,534.32
Sub Total	$28,858,472.96
Collections	$31,370,755.02

Purchase Amounts:
Purchase Amounts Related to Principal	$107,323.73
Purchase Amounts Related to Interest	$854.93
Sub Total	$108,178.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,478,933.68

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,478,933.68
Servicing Fee	$801,326.86	$801,326.86	$0.00	$0.00	$30,677,606.82
Interest - Class A-1 Notes	$45,646.67	$45,646.67	$0.00	$0.00	$30,631,960.15
Interest - Class A-2a Notes	$430,833.33	$430,833.33	$0.00	$0.00	$30,201,126.82
Interest - Class A-2b Notes	$217,618.27	$217,618.27	$0.00	$0.00	$29,983,508.55
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$29,340,413.72
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$29,144,376.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,144,376.39
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$29,081,216.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,081,216.39
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$29,035,937.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,035,937.39
Regular Principal Payment	$44,503,462.53	$29,035,937.39	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$31,478,933.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,035,937.39
Total					$29,035,937.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$22,210,832.01	$109.41	$45,646.67	$0.22	$22,256,478.68	$109.63
Class A-2a Notes	$4,339,411.55	$19.72	$430,833.33	$1.96	$4,770,244.88	$21.68
Class A-2b Notes	$2,485,693.83	$19.72	$217,618.27	$1.73	$2,703,312.10	$21.45
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$29,035,937.39	$27.58	$1,641,669.43	$1.56	$30,677,606.82	$29.14

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$22,210,832.01	0.1094130	$0.00	0.0000000
Class A-2a Notes	$220,000,000.00	1.0000000	$215,660,588.45	0.9802754
Class A-2b Notes	$126,020,000.00	1.0000000	$123,534,306.17	0.9802754
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$871,950,832.01	0.8282680	$842,914,894.62	0.8006867

Pool Information
Weighted Average APR	3.201%	3.187%
Weighted Average Remaining Term	52.40	51.56
Number of Receivables Outstanding	35,944	35,347
Pool Balance	$961,592,226.90	$932,287,880.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$886,475,326.58	$859,855,187.48
Pool Factor	0.8419756	0.8163165

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$72,432,692.86
Targeted Overcollateralization Amount	$104,840,510.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,372,985.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$341,084.19
(Recoveries)		2	$2,534.32
Net Loss for Current Collection Period			$338,549.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4225%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1902%
Second Prior Collection Period			0.3540%
Prior Collection Period			0.3362%
Current Collection Period			0.4290%
Four Month Average (Current and Prior Three Collection Periods)			0.3274%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		340	$1,112,941.95
(Cumulative Recoveries)			$22,018.91
Cumulative Net Loss for All Collection Periods			$1,090,923.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0955%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,273.36
Average Net Loss for Receivables that have experienced a Realized Loss			$3,208.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	241	$6,636,398.19
61-90 Days Delinquent	0.08%	27	$765,472.14
91-120 Days Delinquent	0.01%	5	$108,321.66
Over 120 Days Delinquent	0.00%	1	$27,732.93
Total Delinquent Receivables	0.81%	274	$7,537,924.92

Repossession Inventory:
Repossessed in the Current Collection Period		18	$543,955.43
Total Repossessed Inventory		22	$622,289.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0408%
Prior Collection Period			0.1002%
Current Collection Period			0.0934%
Three Month Average			0.0781%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0967%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer